UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments As of September 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS
Beverages 2.1%
83,600	PepsiCo, Inc.	$4,740,956

Biotechnology 4.6%
71,200	Amgen, Inc.(a)	5,672,504
57,500	Genentech, Inc.(a)	4,842,075

		10,514,579

Capital Markets 5.2%
311,200	Charles Schwab Corp. (The)	4,490,616
20,300	Goldman Sachs Group, Inc.	2,468,074
81,900	Merrill Lynch & Co., Inc.	5,024,565

		11,983,255

Communications Equipment 4.6%
186,200	Cisco Systems, Inc.(a)	3,338,566
96,300	Nokia Corp. ADR (Finland)	1,628,433
122,900	QUALCOMM, Inc.	5,499,775

		10,466,774

Computers & Peripherals 3.3%
82,100	Apple Computer, Inc.(a)	4,401,381
95,600	Dell, Inc. (a)	3,269,520

		7,670,901

Consumer Finance 3.2%
126,900	American Express Co.	7,289,136

Diversified Financial Services 1.1%
77,100	JPMorgan Chase & Co.	2,616,003

Energy Equipment & Services 3.3%
89,200	Schlumberger, Ltd.	7,526,696

Food and Staples Retailing 2.0%
33,700	Whole Foods Market, Inc.	4,530,965

Food Products 1.9%
105,200	Cadbury Schweppes PLC ADR (United Kingdom)	4,284,796

Healthcare Equipment & Supplies 3.7%
39,000	Alcon, Inc.	4,987,320
71,900	St. Jude Medical, Inc.(a)	3,364,920

		8,352,240

Healthcare Providers & Services 6.4%
93,000	Caremark Rx, Inc.(a)	4,643,490
23,100	CIGNA Corp.	2,722,566

Shares	Description	Value
69,500	UnitedHealth Group, Inc.	3,905,900
42,800	WellPoint, Inc.(a)	3,245,096

		14,517,052

Hotels, Restaurants & Leisure 0.2%
8,700	Starbucks Corp.(a)	435,870

Household Durables 1.0%
60,900	D.R. Horton, Inc.	2,205,798

Household Products 2.0%
78,600	Procter & Gamble Co.	4,673,556

Industrial Conglomerates 3.9%
263,700	General Electric Co.	8,878,779

Insurance 1.0%
37,000	American International Group, Inc.	2,292,520

Internet & Catalog Retail 2.1%
118,400	eBay, Inc.(a)	4,878,080

Internet Software & Services 5.3%
24,200	Google, Inc. (Class “A” Stock)(a)	7,658,332
128,800	Yahoo!, Inc.(a)	4,358,592

		12,016,924

Multiline Retail 4.0%
60,000	Federated Department Stores, Inc.	4,012,200
98,100	Target Corp.	5,094,333

		9,106,533

Oil, Gas & Consumable Fuels 1.6%
60,900	Suncor Energy, Inc.	3,686,277

Personal Products 2.4%
50,800	Estee Lauder Cos., Inc. (Class “A” Stock)	1,769,364
62,900	Gillette Co. (The)	3,660,780

		5,430,144

Pharmaceuticals 5.6%
8,800	Abbott Laboratories	373,120
72,500	Eli Lilly & Co.	3,880,200
91,900	Novartis AG, ADR (Switzerland)	4,686,900
95,500	Sanofi-Aventis ADR (France)	3,968,025

		12,908,245

Semiconductors & Semiconductor Equipment 10.9%
283,000	Applied Materials, Inc.	4,799,680
178,700	Intel Corp.	4,404,955
110,600	Marvell Technology Group, Ltd.(a)	5,099,766
54,400	Maxim Integrated Products, Inc.	2,320,160
244,400	Texas Instruments, Inc.	8,285,160

		24,909,721

Software 7.0%
106,900	Adobe Systems, Inc.	3,190,965

Shares	Description	Value
882	Computer Associates International, Inc.	24,528
58,800	Electronic Arts, Inc.(a)	3,345,132
133,700	Microsoft Corp.	3,440,101
52,300	NAVTEQ Corp.(a)	2,612,385
77,800	SAP AG, ADR (Germany)	3,371,074

		15,984,185

Specialty Retail 4.1%
115,600	Chico’s FAS, Inc.(a)	4,254,080
78,800	Lowe’s Cos., Inc.	5,074,720

		9,328,800

Textiles, Apparel & Luxury Goods 2.9%
99,800	Coach, Inc.(a)	3,129,728
42,900	NIKE, Inc. (Class “B” Stock)	3,504,072

		6,633,800

Wireless Telecommunication Services 1.5%
149,185	Sprint Nextel Corp.	3,547,620

	TOTAL LONG-TERM INVESTMENTS
	(cost $185,097,917)	221,410,205

Principal Amount (000)
SHORT-TERM INVESTMENTS 4.1%
Commercial Paper
	Citigroup, Inc.
$9,297	3.84%, 10/3/05
	(cost $9,297,000)	9,297,000

	TOTAL INVESTMENTS 101.0%
	(cost $194,394,917)(b)	230,707,205
	LIABILITIES IN EXCESS OF OTHER ASSETS (1.0%)	(2,280,721)

	NET ASSETS 100.0%	$228,426,484

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$195,892,682	$36,809,965	$1,995,442	$34,814,523

The difference between book basis and tax basis was attributable to deferred wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less are valued at, amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.